Organization and Principal Activities - Additional Information (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Apr. 30, 2019 USD ($) shares	May 31, 2018 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares
Organization And Principal Activities [Line Items]
Total net revenues			¥ 8,374,501	$ 1,202,921	¥ 4,663,440	¥ 2,184,816
Issuance of ordinary shares | ¥			¥ 2,110,066		¥ 1,207,749	¥ 67
ADS [Member]
Organization And Principal Activities [Line Items]
Number of ADS issued and sold in IPO ,in shares	13,600,000				17,250,000
Issuance of ordinary shares | $	$ 313,800	$ 175,700
Class A-1 Preferred Shares [Member]
Organization And Principal Activities [Line Items]
Number of shares converted into ordinary shares					17,647,058
Class A-2 Preferred Shares [Member]
Organization And Principal Activities [Line Items]
Number of shares converted into ordinary shares					4,411,765
Class B-2 Preferred Shares [Member]
Organization And Principal Activities [Line Items]
Number of shares converted into ordinary shares					64,488,235
Common Class B [Member]
Organization And Principal Activities [Line Items]
Number of ADS issued and sold in IPO ,in shares						99,007,544
Issuance of ordinary shares | ¥						¥ 66
Common Class B [Member] | JOYY Inc [Member]
Organization And Principal Activities [Line Items]
Number of ADS issued and sold in IPO ,in shares	4,800,000
Number of shares converted into ordinary shares	4,800,000
Guangzhou Huya Information Technology Company Limited [Member] | Guangzhou Huya Technology Co Ltd [Member] | Exclusive Business Cooperation Agreement [Member]
Organization And Principal Activities [Line Items]
Period of prior written notice required to terminate the agreement			30 days	30 days
Term of agreement			10 years	10 years
Extended term			10 years	10 years
Total net revenues | ¥			¥ 940,958		¥ 420,165	¥ 8,547
Guangzhou Huya Information Technology Company Limited [Member] | Guangzhou Huya Technology Co Ltd [Member] | Exclusive Purchase Option Agreement [Member]
Organization And Principal Activities [Line Items]
Period of prior written notice required to terminate the agreement			30 days	30 days
Term of agreement			10 years	10 years
Extended term			10 years	10 years
Guangzhou Huya Information Technology Company Limited [Member] | Guangzhou Huya Technology Co Ltd [Member] | Power Of Attorney [Member]
Organization And Principal Activities [Line Items]
Period of prior written notice required to terminate the agreement			30 days	30 days
Term of agreement			10 years	10 years